Severance Indemnities and Pension Plans (Fair Values of Investments Valued at Net Asset per Share (or Its Equivalent) for Pension Benefits and SIP Investments) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024
Domestic, Japan | Pension benefits and SIPs
Defined Benefit Plan Disclosure [Line Items]
Investments valued at net asset per share (or its equivalent)	¥ 1,863,599	¥ 1,795,402
Domestic, Japan | Pension benefits and SIPs | Mutual funds
Defined Benefit Plan Disclosure [Line Items]
Investments valued at net asset per share (or its equivalent)	977,917	899,855
Domestic, Japan | Pension benefits and SIPs | Real estate funds
Defined Benefit Plan Disclosure [Line Items]
Investments valued at net asset per share (or its equivalent)	11,205	11,876
Domestic, Japan | Pension benefits and SIPs | Total pooled funds
Defined Benefit Plan Disclosure [Line Items]
Investments valued at net asset per share (or its equivalent)	844,187	854,076
Domestic, Japan | Pension benefits and SIPs | Total pooled funds | Japanese marketable equity securities
Defined Benefit Plan Disclosure [Line Items]
Investments valued at net asset per share (or its equivalent)	63,276	74,802
Domestic, Japan | Pension benefits and SIPs | Total pooled funds | Japanese debt securities
Defined Benefit Plan Disclosure [Line Items]
Investments valued at net asset per share (or its equivalent)	191,765	203,075
Domestic, Japan | Pension benefits and SIPs | Total pooled funds | Non-Japanese marketable equity securities
Defined Benefit Plan Disclosure [Line Items]
Investments valued at net asset per share (or its equivalent)	166,045	195,320
Domestic, Japan | Pension benefits and SIPs | Total pooled funds | Non-Japanese debt securities
Defined Benefit Plan Disclosure [Line Items]
Investments valued at net asset per share (or its equivalent)	288,808	290,985
Domestic, Japan | Pension benefits and SIPs | Total pooled funds | Other
Defined Benefit Plan Disclosure [Line Items]
Investments valued at net asset per share (or its equivalent)	134,293	89,894
Domestic, Japan | Pension benefits and SIPs | Other investment funds
Defined Benefit Plan Disclosure [Line Items]
Investments valued at net asset per share (or its equivalent)	1,019,412	941,326
Foreign offices and subsidiaries | Pension benefits
Defined Benefit Plan Disclosure [Line Items]
Investments valued at net asset per share (or its equivalent)	75,771	88,717
Foreign offices and subsidiaries | Pension benefits | Total pooled funds
Defined Benefit Plan Disclosure [Line Items]
Investments valued at net asset per share (or its equivalent)	0	0
Foreign offices and subsidiaries | Pension benefits | Total pooled funds | Japanese marketable equity securities
Defined Benefit Plan Disclosure [Line Items]
Investments valued at net asset per share (or its equivalent)	0	0
Foreign offices and subsidiaries | Pension benefits | Total pooled funds | Japanese debt securities
Defined Benefit Plan Disclosure [Line Items]
Investments valued at net asset per share (or its equivalent)	0	0
Foreign offices and subsidiaries | Pension benefits | Total pooled funds | Non-Japanese marketable equity securities
Defined Benefit Plan Disclosure [Line Items]
Investments valued at net asset per share (or its equivalent)	0	0
Foreign offices and subsidiaries | Pension benefits | Total pooled funds | Non-Japanese debt securities
Defined Benefit Plan Disclosure [Line Items]
Investments valued at net asset per share (or its equivalent)	0	0
Foreign offices and subsidiaries | Pension benefits | Total pooled funds | Other
Defined Benefit Plan Disclosure [Line Items]
Investments valued at net asset per share (or its equivalent)	0	0
Foreign offices and subsidiaries | Pension benefits | Other investment funds
Defined Benefit Plan Disclosure [Line Items]
Investments valued at net asset per share (or its equivalent)	75,771	88,717
Foreign offices and subsidiaries | Pension benefits | Other investment funds | Mutual funds
Defined Benefit Plan Disclosure [Line Items]
Investments valued at net asset per share (or its equivalent)	5,787	5,983
Foreign offices and subsidiaries | Pension benefits | Other investment funds | Real estate funds
Defined Benefit Plan Disclosure [Line Items]
Investments valued at net asset per share (or its equivalent)	39,712	50,248
Foreign offices and subsidiaries | Pension benefits | Other investment funds | Common collective funds
Defined Benefit Plan Disclosure [Line Items]
Investments valued at net asset per share (or its equivalent)	¥ 30,093	¥ 32,294